Long-term assets - E.2.2. Movements in tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	$ 2,847	$ 3,107
Change in scope	387	115
Additions	654	579
Impairments/reversal of impairment, net	2
Disposals, net	(84)	(16)
Depreciation charge	(710)	(710)
Asset retirement obligations	49	27
Transfers	(3)	(26)
Transfer to/from held for sale		(122)
Exchange rate movements	85	(107)
Other	0
Closing balance, net	3,226	2,847
Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	9,803
Closing balance, net	11,411	9,803
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(6,956)
Closing balance, net	(8,185)	(6,956)
Network Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	2,271	2,507
Change in scope	293	114
Additions	133	118
Impairments/reversal of impairment, net	2
Disposals, net	(81)	(11)
Depreciation charge	(669)	(671)
Asset retirement obligations	46	23
Transfers	523	404
Transfer to/from held for sale		(122)
Exchange rate movements	68	(90)
Other	4
Closing balance, net	2,591	2,271
Network Equipment | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	8,767
Closing balance, net	10,175	8,767
Network Equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(6,496)
Closing balance, net	(7,584)	(6,496)
Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	171	162
Change in scope	25	0
Additions	1	23
Impairments/reversal of impairment, net	0
Disposals, net	0	0
Depreciation charge	(17)	(16)
Asset retirement obligations	3	4
Transfers	5	5
Transfer to/from held for sale		0
Exchange rate movements	9	(8)
Other	(4)
Closing balance, net	194	171
Land and Buildings | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	328
Closing balance, net	444	328
Land and Buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(157)
Closing balance, net	(250)	(157)
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	370	394
Change in scope	55	1
Additions	508	433
Impairments/reversal of impairment, net	0
Disposals, net	(3)	(5)
Depreciation charge	0	0
Asset retirement obligations	0	0
Transfers	(561)	(445)
Transfer to/from held for sale		0
Exchange rate movements	8	(8)
Other	0
Closing balance, net	376	370
Construction in Progress | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	370
Closing balance, net	376	370
Construction in Progress | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	0
Closing balance, net	0	0
Other
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	35	44
Change in scope	14	0
Additions	12	5
Impairments/reversal of impairment, net	(1)
Disposals, net	0	0
Depreciation charge	(25)	(23)
Asset retirement obligations	0	0
Transfers	29	9
Transfer to/from held for sale		0
Exchange rate movements	0	0
Other	0
Closing balance, net	65	35
Other | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	338
Closing balance, net	416	338
Other | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(303)
Closing balance, net	$ (351)	$ (303)